Putnam
Money Market
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-04

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

We are pleased to report further progress in Putnam's reforms on behalf of shareholders. The most significant news is the settlement that has been reached with the Securities and Exchange Commission and with regulatory authorities in the Commonwealth of Massachusetts regarding market timing in Putnam funds. Putnam President and Chief Executive Officer Ed Haldeman has sent a letter to all shareholders describing the terms of the settlement. Most of the $110 million to be paid by Putnam Investment Management, LLC will be distributed to the funds as restitution to shareholders, thereby fulfilling an important element of the initial settlement that Putnam reached with the SEC in November of 2003.

Over the past several months, Putnam has also introduced a number of voluntary reforms. We would like to call your attention to one of them. Expense comparisons for this fund can be found following the Performance Summary of this report. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (12b-1) fees and to compare these expenses with the average expenses of funds in the same Lipper peer group. We believe this information will be valuable for you and your financial advisor when you make decisions about your financial program.

Interest-rate trends and the pace of economic growth remained paramount in the minds of investors during the six months ended March 31, 2004. Low yields and improving corporate earnings encouraged many investors who had taken refuge in money market funds to reallocate assets into stocks. Putnam Money Market Fund's management team has been redistributing assets within the portfolio, focusing on strategies designed to best position the fund for improving economic fundamentals and the ensuing higher interest rates that they believe will materialize in the coming months.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

May 19, 2004


Report from Fund Management

Fund highlights

 * Putnam Money Market Fund's class A shares had a total return at net asset value (NAV) of 0.31% for the six months ended March 31, 2004.

 * The fund underperformed its benchmark, the Merrill Lynch 91-Day Treasury Bill Index, which returned 0.50% for the period.

 * The fund's returns outperformed the 0.17% average return for Lipper's Money Market Funds category.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

The lack of clear, consistent evidence of economic strength may have persuaded the Federal Reserve Board to keep interest rates at historic lows, but it also meant that yields on fixed-income investments remained equally depressed throughout the first half of Putnam Money Market Fund's 2004 fiscal year. For example, the 7-day compound yield for money market instruments stood at 0.52%* on the first day of the semiannual period, and ended the period at 0.51%. Despite these low rates, we maintained our focus on instruments of the highest credit quality and portfolio diversification, while adjusting the portfolio's average days to maturity to reflect our increasingly positive outlook for stronger economic growth in the second half of 2004. We believe this approach helped the fund perform well against its Lipper peer group. It did, however, fall short of its benchmark, which is invested solely in Treasury bills. In comparison, your fund holds a broad mix of money market securities.

FUND PROFILE

By emphasizing high-quality short-term fixed-income securities, Putnam Money Market Fund seeks to protect principal by seeking to maintain a constant $1.00 share price while providing shareholders with easy access to their money. Putnam Money Market Fund may be appropriate for investors seeking current income consistent with capital preservation, stability of principal, and liquidity of assets.

* Source: imoneynet's Money Fund Report.


Market overview

During the first three months of the semiannual period, improving economic growth led investors to anticipate that the Federal Reserve Board (the Fed) might begin to tighten, that is, raise short-term interest rates to minimize the risk of inflation. The yield curve, which shows the differences in yields between shorter-term and longer-term investments, steepened in anticipation of higher interest rates. However, during the second half of the reporting period, announcements of weaker economic data suggested that the U.S. economy, in fact, was not growing as strongly as originally reported. Geopolitical pressures, rising oil prices, and the uncertainty of an election year added to investor concerns.

With investors and the Fed taking a wait-and-see approach, we've begun to position the fund for what we consider an inevitable increase in interest rates. Since the financial markets typically begin to price in the potential for the Fed's action well in advance of the event, we think it is prudent to begin to take steps to position the portfolio now before a consensus emerges. In early April, prices and yields in the futures market were reflecting a 100% likelihood of a 25 basis point increase at the Federal Reserve Board's meeting in August.

According to Money Market Insight's March 2004 issue, assets of money market funds, including both taxable and tax free, fell below $2 trillion in January for the first time since May 2001. This trend is the result of low interest rates, which fell steadily from 2001 through 2003, and the stock market's recovery during the last 12 months, which has given rise to greater investor demand for long-term investments, primarily stock funds.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lipper Money Market Funds category average                              0.17%
-------------------------------------------------------------------------------
Merrill Lynch 91-Day Treasury Bill Index (short-maturity
U.S. Treasury bills)                                                    0.50%
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         2.98%
-------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government
bonds)                                                                  7.17%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     14.08%
-------------------------------------------------------------------------------
Russell 1000 Index (large-company stocks)                              14.40%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             21.69%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 3/31/04.
-------------------------------------------------------------------------------

Strategy overview

We believe that the economy will continue to show signs of firmer growth into the second half of fiscal 2004. We think that this situation will eventually prompt the Fed to tighten its monetary policy and push short-term interest rates higher. With the steepening of the yield curve and a healthier economy, we are maintaining a slightly longer average days to maturity than the fund's peer group. History has proven that the announcement of favorable economic data and an ensuing rally in the stock market contribute to a steeper yield curve, potentially increasing the difference between short-term and long-term securities.

Consequently, we've increased the fund's allocation to floating-rate money-market-eligible securities, which allows the portfolio to respond more quickly to rising interest rates. Floating-rate securities generally have a one-year maturity but reset monthly or quarterly to reflect the current market yield. In addition to maintaining the fund's flexibility, our focus on these securities had the intended effect of helping to extend the fund's average days to maturity.

On March 31, the fund's average days to maturity stood at 73 days. Although the fund began the reporting period on September 30, 2003, at 72 days, the average days to maturity fell to 67 days on February 2, 2004.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION COMPARED]

PORTFOLIO COMPOSITION COMPARED

                                  as of 9/30/03          as of 3/31/04

Domestic money
market instruments
(exclusive of U.S.
government
obligations)                         45.0%                  48.8%

Foreign money
market instruments                   37.8%                  35.6%

U.S. government
obligations                          17.2%                   9.6%

Repurchase
agreements                            0.0%                   6.0%

Footnote reads:
This chart shows how the fund's weightings have changed over the last six months. Weightings are shown as a percentage of market value.
Holdings will vary over time.


How fund holdings affected performance

After a multi-year contraction of issuance in the commercial paper market, we have seen signs of increased activity in this multibillion-dollar sector, which provides an attractive, low-cost source of short-term funding for companies. These investments typically have maturities of 30 to 90 days but can span from 0 to 270 days. For the last three years, issuance has been slow as a result of sluggish economic growth, which, in turn, raised investor concerns about credit quality. Corporations also seemed willing to limit issuance out of the need to minimize refinancing risk, which rises during periods of declining interest rates. With increased economic activity comes the need to rebuild inventories and expand capacity utilization. We think corporations will turn increasingly to external funding sources to finance that growth and that increasing issuance will be the result.

Two of the fund's largest holdings exemplify our strategy of selecting strong financial companies in this market. With low interest rates and the resulting high volume of mortgage origination, mortgages have become an increasingly popular investment strategy in the asset-backed commercial paper market. Park Granada is an asset-backed commercial paper issuer that primarily finances high-quality/low-risk mortgages that originate within the Countrywide Home Loans Inc., network. Park Granada owns the mortgages for a short period of time after the loans have closed with the originating lender but before they are securitized in the long-term debt market. Another significant issuer, Goldman Sachs, is one of the largest global securities and investment banking firms. This venerable firm has benefited from strong revenues from its diverse equity and fixed-income operations, which have offset recent weakness in its investment banking franchise.


------------------------------------------------------------------
PERFORMANCE COMPARISONS (3/31/04)
------------------------------------------------------------------
                                              Current return*
------------------------------------------------------------------
Basic statement savings account                    0.30%
------------------------------------------------------------------
Taxable money market fund 7-day yield              0.51
------------------------------------------------------------------
3-month certificate of deposit                     1.06
------------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
------------------------------------------------------------------
  Class A                                          0.58
------------------------------------------------------------------
  Class B                                          0.07
------------------------------------------------------------------
  Class C                                          0.07
------------------------------------------------------------------
  Class M                                          0.43
------------------------------------------------------------------
  Class R                                          0.09
------------------------------------------------------------------
  Class T                                          0.33
------------------------------------------------------------------


The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate.The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

* Sources: FleetBoston (basic statement savings), imoneynet's Money Fund Report (taxable money market fund compound 7-day yield), and the Federal Reserve Board of Governors (3-month CDs).


While we are pleased to see the improving fundamentals in the commercial paper market, we do not believe that current market conditions warrant a wholesale shift back into this sector as of this writing. Our thinking is supported by the fact that the yield differential between commercial paper investments and U.S. government agency notes tightened considerably during the reporting period. (Today, because of the unusually low interest rates, we're seeing the basis point spreads in the low single digits.) This tighter yield spread suggests that investors are not being rewarded for the increased risk associated with investing in commercial paper, which is backed by the financial credit status of the underlying company. On the other hand, U.S. government agency notes, such as those issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank (FHLB), carry excellent credit ratings in addition to the competitive yields associated with these securities today.

We decreased the fund's exposure to foreign holdings slightly during the six months. The fund's offshore investments on March 31 consisted of commercial paper and certificates of deposits issued by large, financially sound banking entities in Canada and across Europe. Large European banks, such as Societe Generale and Credit Agricole in France and Barclays Bank PLC and HBOS Treasury Services PLC in the United Kingdom, continue to be major issuers in the money markets. These strong financial institutions benefit from their large diversified position in their stable home markets, and solid retail banking franchises, which provide a steady stream of earnings.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Fixed-Income Money Market Team. The members of the team are Joanne Driscoll (Portfolio Leader), Jonathan Topper (Portfolio Member), and Kevin Cronin.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Lingering unemployment has been an anomaly in an otherwise robust economic recovery. However, just after the close of the reporting period, the government announced that March employment surged by 308,000. The prior two months were revised upward, bringing the first quarter 2004 job growth total to 513,000. Employment data at last is showing marked improvement. We believe the underlying strength in the economy will foster higher interest rates in the future. In keeping with our views, the fund's average days to maturity is currently a bit longer than its historical average of 50 to 60 days.

We'll be watching for further evidence of solid growth and working to position the portfolio in response to that increasing optimism. The fund's diversification across an array of high-quality issuers, security types and geography should prove to be advantageous, as we continue our search for competitive income in a very challenging interest-rate market.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended March 31, 2004. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return will fluctuate. For the most recent month-end performance, please visit www.putnaminvestments.com.

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/04
----------------------------------------------------------------------------------------------------------------
                          Class A         Class B                Class C         Class M    Class R    Class T
(inception dates)        (10/1/76)       (4/27/92)              (2/1/99)       (12/8/94)   (1/21/03)  (12/31/01)
----------------------------------------------------------------------------------------------------------------
                            NAV        NAV       CDSC        NAV       CDSC        NAV        NAV        NAV
----------------------------------------------------------------------------------------------------------------
6 months                   0.31%      0.06%     -4.94%      0.06%     -0.94%      0.23%      0.15%      0.18%
----------------------------------------------------------------------------------------------------------------
1 year                     0.65       0.15      -4.85       0.15      -0.85       0.50       0.33       0.40
----------------------------------------------------------------------------------------------------------------
5 years                   16.99      14.10      12.10      14.13      14.13      16.14      14.31      15.58
Annual average             3.19       2.67       2.31       2.68       2.68       3.04       2.71       2.94
----------------------------------------------------------------------------------------------------------------
10 years                  49.89      42.56      42.56      42.68      42.68      47.69      42.81      46.31
Annual average             4.13       3.61       3.61       3.62       3.62       3.98       3.63       3.88
----------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             6.58       6.05       6.05       6.05       6.05       6.42       6.04       6.31
----------------------------------------------------------------------------------------------------------------
Current return
(end of period)
----------------------------------------------------------------------------------------------------------------
Current
7-day yield*               0.58            0.07                 0.07              0.43       0.09       0.33
----------------------------------------------------------------------------------------------------------------
Current
30-day yield*              0.58            0.07                 0.07              0.42       0.08       0.33
----------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions. None of the share classes carry an initial sales charge. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class A, M, R, and T shares have no CDSC. Performance for B, C, M, R, and T shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable CDSC and higher or lower operating expenses for such shares.

* The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield more closely reflects current performance than total return.


-----------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/04
-----------------------------------------------------------------------------
                                         Merrill Lynch        Lipper Money
                                             91-Day           Market Funds
                                            Treasury            category
                                           Bill Index           average*
-----------------------------------------------------------------------------
6 months                                      0.50%               0.17%
-----------------------------------------------------------------------------
1 year                                        1.08                0.38
-----------------------------------------------------------------------------
5 years                                      18.71               14.91
Annual average                                3.49                2.82
-----------------------------------------------------------------------------
10 years                                     53.52               46.28
Annual average                                4.38                3.87
-----------------------------------------------------------------------------
Annual average
(life of fund)                                  --+               6.57
-----------------------------------------------------------------------------


  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/04, there were 411, 398, 291, and 168 funds, respectively, in this Lipper category.

+ Inception date of index was 12/31/77, after the fund's inception.


---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/04
---------------------------------------------------------------------------------------------------------------------------------
                   Class A             Class B             Class C             Class M             Class R             Class T
---------------------------------------------------------------------------------------------------------------------------------
Distributions
(number)                6                   6                   6                   6                   6                   6
---------------------------------------------------------------------------------------------------------------------------------
Income              $0.003076           $0.000581           $0.000583           $0.002320           $0.001468           $0.001830
---------------------------------------------------------------------------------------------------------------------------------
Total               $0.003076           $0.000581           $0.000583           $0.002320           $0.001468           $0.001830
---------------------------------------------------------------------------------------------------------------------------------


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Money Market Fund from September 30, 2003, to March 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.



EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 3/31/04
-------------------------------------------------------------------------------------------------------------
                                Class A     Class B     Class C     Class M     Class R     Class T
-------------------------------------------------------------------------------------------------------------
Expenses paid per $1,000*          $3          $5          $5          $3          $5          $4
-------------------------------------------------------------------------------------------------------------
Ending value
(after expenses)               $1,003      $1,001      $1,001      $1,002      $1,002      $1,002
-------------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the reporting period; and then dividing that result by 365 (or 366, for leap years).



Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2004, use the calculation method below. See your September 30, 2003, Putnam statement or call Putnam at 1-800-225-1581 to find the value of your investment in the fund on September 30, 2003.


-----------------------------------------------------------------------------
HOW TO CALCULATE THE EXPENSES YOU PAID
-----------------------------------------------------------------------------
                                                                  Total
Value of your                                Expenses paid        expenses
investment on 9/30/03  [DIV]    $1,000   X    per $1,000      =    paid
-----------------------------------------------------------------------------

Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                [DIV]    $1,000   X  $3 (see table above)  =  $30
-----------------------------------------------------------------------------


Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


-------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended
3/31/04
-------------------------------------------------------------------------------------------------------------
                           Class A        Class B        Class C        Class M        Class R        Class T
-------------------------------------------------------------------------------------------------------------
Expenses paid per $1,000*     $3             $5             $5             $3             $5             $4
-------------------------------------------------------------------------------------------------------------
Ending value
(after expenses)          $1,045         $1,040         $1,040         $1,043         $1,040         $1,042
-------------------------------------------------------------------------------------------------------------


* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 3/31/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of the days in the reporting period; and then dividing that result by 365 (or 366, for leap years).


Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.


---------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
---------------------------------------------------------------------------------------------------------------------
                                 Class A        Class B        Class C        Class M        Class R        Class T
---------------------------------------------------------------------------------------------------------------------
Your fund's annualized
expense ratio                    0.52%         1.02%           1.02%          0.67%          1.02%          0.77%
---------------------------------------------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group+     0.68%         1.18%           1.18%          0.83%          1.18%          0.93%
---------------------------------------------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper 's standard reporting methodology for comparing expenses within a given universe. All Lipper data are for the most recent fiscal periods available as of March 31, 2004. For class B, C, M, R, and T shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund 's expenses to the Lipper average.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Redemption of your fund's class A shares into another fund may involve a sales charge, however.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class M shares from another Putnam fund. Redemption of your fund's class M shares into another fund may involve a sales charge, however.

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class T shares are not subject to an initial sales charge or sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge); however, they are subject to a 12b-1 fee.


Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of government bonds from 14 countries.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lipper Money Market Funds category average is an arithmetic average of the total return of all money market mutual funds. The fund's holdings did not match those in the Lipper average.

Merrill Lynch 91-Day Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Russell 1000 Index is an unmanaged index of the largest 1,000 companies in the Russell 3000 Index.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2004 (Unaudited)

Commercial paper (59.1%) (a)                         Maturity
Principal amount                                       date               Value

Domestic (40.1%)
-------------------------------------------------------------------------------
   $55,000,000 Amstel Funding Corp. 1.055s           5/5/04         $54,943,587
    49,174,000 Amstel Funding Corp. 1.05s            4/21/04         49,143,881
    20,000,000 Amstel Funding Corp. 1.08s            9/20/04         19,896,200
    75,000,000 Amstel Funding Corp. 1.10s            5/28/04         74,867,083
    50,000,000 Atlantic Asset Securitization Corp.
               1.04s                                 4/22/04         49,968,222
    45,042,000 Atlantic Asset Securitization Corp.
               1.04s                                 4/5/04          45,035,494
    46,000,000 Bank of America Corp. 1.04s           4/16/04         45,978,738
    50,000,000 Bank of America Corp. 1.08s           6/8/04          49,896,500
    30,000,000 Banc One Australia, Ltd. 1.04s        4/2/04          29,998,267
    25,000,000 Banc One Australia, Ltd. 1.06s        6/18/04         24,941,847
    31,000,000 Banc One Australia, Ltd. 1.10s        8/27/04         30,858,864
    25,000,000 Banc One Australia, Ltd. 1.14s        6/28/04         24,929,542
    39,745,000 Barton Capital Corp. 1.07s            4/8/04          39,735,550
    50,000,000 CAFCO, LLC 1.05s                      5/6/04          49,947,500
    50,000,000 CAFCO, LLC 1.04s                      6/16/04         49,888,778
    40,000,000 CAFCO, LLC 1.04s                      4/16/04         39,981,511
    25,000,000 CIT Group, Inc. 1.05s                 4/20/04         24,985,417
    25,000,000 CIT Group, Inc. 1.05s                 4/14/04         24,989,792
    68,000,000 Citibank Credit Card Issuance Trust
               (Dakota) 1.04s                        5/25/04         67,891,956
    50,000,000 Citibank Credit Card Issuance Trust
               (Dakota) 1.04s                        5/24/04         49,922,000
    40,000,000 Citigroup Global Markets Holdings,
               Inc. 1.045s                           6/1/04          39,928,011
    50,000,000 Citigroup Global Markets Holdings,
               Inc. 1.04s                            4/28/04         49,959,556
    68,000,000 CRC Funding, LLC 1.035s               6/10/04         67,861,195
    54,000,000 CXC, LLC 1.04s                        4/21/04         53,967,240
    25,000,000 Eureka Securitization, Inc. 1.03s     5/21/04         24,963,521
    47,000,000 Eureka Securitization, Inc. 1.05s     5/12/04         46,942,425
    50,000,000 Eureka Securitization, Inc. 1.05s     5/10/04         49,941,667
    50,000,000 Federal Home Loan Mortgage Corp.
               1.23s                                 5/20/04         49,914,583
    50,000,000 Federal Home Loan Mortgage Corp.
               1.24s                                 6/15/04         49,869,111
    38,000,000 GE Capital International Funding
               1.04s                                 6/24/04         37,906,689
    25,000,000 GE Capital International Funding
               1.04s                                 4/27/04         24,980,500
    31,000,000 GE Capital International Funding
               1.05s                                 6/22/04         30,924,954
    40,000,000 GE Capital International Funding
               1.05s                                 5/19/04         39,942,833
    46,000,000 GE Capital International Funding
               1.05s                                 5/11/04         45,944,992
    20,000,000 GE Capital International Funding
               1.05s                                 4/30/04         19,982,500
    50,000,000 Goldman Sachs Group, Inc. 1.05s       4/13/04         49,981,042
    59,000,000 Jupiter Securitization Corp. 1.06s    6/30/04         58,841,913
    27,000,000 NATC California, LLC (Chase
               Manhattan Bank  (Letter Of Credit
               (LOC)) 1.05s                          4/22/04         26,982,675
    80,000,000 NATC California, LLC (Chase
               Manhattan Bank  (LOC)) 1.05s          4/19/04         79,955,667
    20,000,000 Park Granada, LLC 1.05s               6/30/04         19,946,917
    30,000,000 Park Granada, LLC 1.06s               6/30/04         29,919,617
    25,092,000 Park Granada, LLC 1.07s               7/13/04         25,014,438
    30,000,000 Park Granada, LLC 1.07s               4/7/04          29,993,758
    25,500,000 Park Granada, LLC 1.08s               8/31/04         25,382,955
    41,000,000 Park Granada, LLC 1.08s               8/12/04         40,835,180
    25,400,000 Receivables Capital Corp. 1.05s       4/23/04         25,382,961
                                                                 --------------
                                                                  1,893,067,629

Foreign (19.0%)
-------------------------------------------------------------------------------
    27,500,000 Banco Continental de Panama, S.A.
               (Credit Lyonnais (LOC)) 1.05s
               (France)                              5/18/04         27,461,500
    25,000,000 CEMEX SA de CV (Barclays Bank PLC
               (LOC)) 1.06s (United Kingdom)         4/2/04          24,998,528
    40,000,000 COFCO Capital Corp. 1.04s
               (Rabobank Nederland (LOC))
               (Netherlands)                         5/4/04          39,960,711
    68,000,000 Credit Suisse First Boston (USA),
               Inc. 1.04s (Switzerland)              6/25/04         67,831,058
    50,000,000 Credit Suisse First Boston NY 1.04s
               (Switzerland)                         6/15/04         49,890,222
    96,000,000 DnB NOR Bank ASA 1.05s (Norway)       6/11/04         95,798,400
    40,000,000 HBOS Treasury Services PLC 1.05s
               (United Kingdom)                      6/4/04          39,924,160
    25,000,000 HBOS Treasury Services PLC 1.12s
               (United Kingdom)                      8/25/04         24,885,667
    55,000,000 HSBC USA, Inc. 1.07s (United
               Kingdom)                              4/15/04         54,975,479
    25,000,000 ING America Insurance Holdings 1.11s
               (Netherlands)                         4/30/04         24,976,875
    47,000,000 Nordea North America, Inc. 1.06s
               (Sweden)                              4/7/04          46,990,313
    40,000,000 Scotiabanc, Inc. 1.05s (Canada)       5/10/04         39,953,333
    30,000,000 Societe Generale 1.05s (France)       5/19/04         29,957,125
    35,000,000 Spintab AB 1.11s (Sweden)             4/13/04         34,985,971
    50,000,000 Toyota Motor Credit Corp. 1.04s
               (Japan)                               5/18/04         49,930,667
    59,000,000 WestLB AG 1.05s (Germany)             5/3/04          58,943,212
    50,000,000 WestLB AG 1.08s (Germany)             9/15/04         49,748,000
    14,000,000 WestLB AG 1.10s (Germany)             10/8/04         13,918,294
    60,000,000 Westpac Capital Corp. 1.09s
               (Australia)                           6/28/04         59,838,317
    60,532,000 Westpac Trust Securities NZ, Ltd.
               1.11s (Australia)                     7/27/04         60,311,764
                                                                 --------------
                                                                    895,279,596
                                                                 --------------
               Total Commercial paper
               (cost $2,788,347,225)                             $2,788,347,225

Certificates of deposit (14.1%) (a)                  Maturity
Principal amount                                       date               Value
-------------------------------------------------------------------------------
   $28,000,000 ABN AMRO Bank NV 1.095s
               (Netherlands)                         10/13/04       $28,011,011
    92,000,000 Barclays Bank PLC 1.092s (United
               Kingdom)                              11/8/04         91,989,504
    49,000,000 Barclays Bank PLC 1.37s (United
               Kingdom)                              8/5/04          49,000,000
    66,000,000 Canadian Imperial Bank of Commerce
               1.074s (Canada)                       6/7/04          65,986,754
    50,000,000 Canadian Imperial Bank of Commerce
               1.358s (Canada)                       9/13/04         49,996,685
    66,000,000 Credit Agricole Indosuez, NY 1.035s
               (France)                              6/7/04          65,986,754
    50,000,000 Credit Agricole Indosuez, NY 1.074s
               (France)                              9/29/04         50,001,256
    30,000,000 Credit Agricole Indosuez, NY 1.29s
               (France)                              12/31/04        30,000,000
    50,000,000 HBOS Treasury Services PLC 1.10s
               (United Kingdom)                      8/26/04         50,000,000
    40,000,000 HBOS Treasury Services PLC 1.15s
               (United Kingdom)                      4/6/04          40,000,000
    66,000,000 Societe Generale 1.08s (France)       4/6/04          66,000,000
    45,000,000 Societe Generale 1.40s (France)       8/5/04          45,000,000
    35,000,000 Toronto Dominion Bank 1.10s (Canada)  9/20/04         34,999,994
                                                                 --------------
               Total Certificates of deposit
               (cost $666,971,958)                                 $666,971,958

U.S. government agency obligations (9.7%) (a)        Maturity
Principal amount                                       date               Value
-------------------------------------------------------------------------------
   $36,000,000 Federal Home Loan Bank bonds 1.40s    4/1/05         $36,000,000
    39,500,000 Federal Home Loan Bank bonds 1.45s    3/11/05         39,500,000
    50,000,000 Federal Home Loan Mortgage Corp.
               notes Ser. MTN(a), 1.40s              11/3/04         50,000,000
    45,000,000 Federal Home Loan Mortgage Corp.
               notes Ser. MTN, 1.45s                 11/16/04        45,000,000
    45,000,000 Federal Home Loan Mortgage Corp.
               notes Ser. MTN3, 1.52s                12/24/04        45,000,000
    45,000,000 Federal National Mortgage
               Association FRN 1.324s                12/13/04        44,988,615
    45,000,000 Federal National Mortgage
               Association FRN 1.49s                 2/8/05          45,000,000
    30,000,000 Federal National Mortgage
               Association notes 1.35s               4/28/05         30,000,000
    45,000,000 Federal National Mortgage
               Association notes 1.40s               3/29/05         45,000,000
    45,000,000 Federal National Mortgage
               Association notes 1.50s               11/16/04        45,000,000
    31,000,000 Federal National Mortgage
               Association notes 1.62s               12/8/04         31,000,000
                                                                 --------------
               Total U.S. government agency
               obligations  (cost $456,488,615)                    $456,488,615

Corporate bonds and notes (7.8%) (a)                 Maturity
Principal amount                                       date               Value
-------------------------------------------------------------------------------
   $71,000,000 HSBC USA, Inc. sr. notes FRN 1.26s    9/24/04        $71,060,121
    69,000,000 ING Verzekeringen NV FRN 1.12s
               (Netherlands)                         4/15/04         69,000,000
    27,380,000 Merrill Lynch & Co., Inc. FRN
               Ser. B, 1.42s                         5/21/04         27,392,647
    29,000,000 Morgan Stanley Dean Witter & Co. FRN
               Ser. C, 1.42s                         5/14/04         29,011,637
    68,000,000 Societe Generale NY deposit notes
               FRN Ser.  YCD1, 1.028s                12/10/04        67,983,323
    59,000,000 Toyota Motor Credit Corp. FRN
               Ser. MTN1,  1.03s (Japan)             1/14/05         59,000,000
    45,000,000 Wells Fargo Bank NA FRN Ser. BKNT,
               1.036s                                2/1/05          45,000,000
                                                                 --------------
               Total Corporate bonds and notes
                (cost $368,447,728)                                $368,447,728

Promissory notes (3.2%) (a)                          Maturity
Principal amount                                       date               Value
-------------------------------------------------------------------------------
   $50,000,000 Goldman Sachs Group, Inc. (The)
               1.216s (acquired 12/16/03, cost
               $50,000,000) (RES)                    6/17/04        $50,000,000
    50,000,000 Goldman Sachs Group, Inc. (The)
               1.20s (acquired 3/3/04, cost
               $50,000,000) (RES)                    8/25/04         50,000,000
    50,000,000 Goldman Sachs Group, Inc. (The)
               1.23s (acquired 10/30/03, cost
               $50,000,000) (RES)                    4/29/04         50,000,000
                                                                 --------------
               Total Promissory notes
               (cost $150,000,000)                                 $150,000,000

Asset backed securities (0.8%) (a) (cost $36,000,000) Maturity
Principal amount                                       date               Value
-------------------------------------------------------------------------------
   $36,000,000 TIAA Real Estate CDO, Ltd. 144A FRN
               Ser. 03-1A, Class A1MM, 1.12s         9/28/04        $36,000,000

Short-term investments (6.0%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $220,910,00 Interest in $524,000,000 joint
               tri-party repurchase  agreement
               dated March 31, 2004 with Goldman
               Sachs &  Co. due April 1, 2004 with
               respect to various U.S.  Government
               obligations -- maturity value of
               $220,916,627  for an effective yield
               of 1.08%                                            $220,910,000
    61,927,000 Interest in $231,000,000 joint
               tri-party repurchase  agreement
               dated March 31, 2004 with UBS
               Securities, LLC  due April 1, 2004
               with respect to various U.S.
               Government  obligations -- maturity
               value of $61,928,841 for an
               effective  yield of 1.07%                             61,927,000
                                                                 --------------
               Total Short-term investments
               (cost $282,837,000)                                 $282,837,000
-------------------------------------------------------------------------------
               Total Investments
               (cost $4,749,092,526)                             $4,749,092,526
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,714,236,800.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2004 was $150,000,000 or 3.2% of net assets.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2004: (as a percentage of Market Value)

            Australia                                       2.5%
            Canada                                          4.0
            France                                          6.6
            Germany                                         2.6
            Japan                                           2.3
            Netherlands                                     3.4
            Norway                                          2.0
            Sweden                                          1.7
            Switzerland                                     2.5
            United Kingdom                                  7.9
            United States                                  64.5
                                                       --------
            Total                                         100.0%

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
March 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)          $4,749,092,526
-------------------------------------------------------------------------------
Cash                                                                   31,452
-------------------------------------------------------------------------------
Interest and other receivables                                      4,220,495
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                             54,994,030
-------------------------------------------------------------------------------
Total assets                                                    4,808,338,503

Liabilities
-------------------------------------------------------------------------------
Distributions payable to shareholders                                 303,459
-------------------------------------------------------------------------------
Payable for securities purchased                                   30,000,000
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                         56,767,620
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        3,851,795
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)          2,455,324
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                190,700
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                           11,924
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                352,713
-------------------------------------------------------------------------------
Other accrued expenses                                                168,168
-------------------------------------------------------------------------------
Total liabilities                                                  94,101,703
-------------------------------------------------------------------------------
Net assets                                                     $4,714,236,800

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                $4,714,070,689
-------------------------------------------------------------------------------
Accumulated realized gain on investments (Note 1)                     166,111
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $4,714,236,800

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class A share ($3,908,007,037 divided by 3,907,902,550
shares)*                                                                $1.00
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($628,713,336 divided by 628,655,408 shares)**                          $1.00
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($25,435,205 divided by 25,434,881 shares)**                            $1.00
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class M share ($56,572,617 divided by 56,572,453 shares)*               $1.00
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($27,642 divided by 27,642 shares)*                       $1.00
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class T share ($95,480,963 divided by 95,477,755 shares)*               $1.00
-------------------------------------------------------------------------------

  * Offered at net asset value.

 ** Class B and class C shares are available only by exchange of class B and class C shares from other Putnam funds and to certain systematic investment plan investors. Redemption price per share is equal to net asset value less an applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2004 (Unaudited)

Interest income:                                                  $31,315,811
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    8,447,019
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      4,926,190
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             49,207
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       21,867
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               2,048,370
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  96,237
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  53,636
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                      18
-------------------------------------------------------------------------------
Distribution fees -- Class T (Note 2)                                 121,965
-------------------------------------------------------------------------------
Other                                                                 703,785
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           72,508
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (72,508)
-------------------------------------------------------------------------------
Total expenses                                                     16,468,294
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (96,043)
-------------------------------------------------------------------------------
Net expenses                                                       16,372,251
-------------------------------------------------------------------------------
Net investment income                                              14,943,560
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                        4,246
-------------------------------------------------------------------------------
Net gain on investments                                                 4,246
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $14,947,806
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    March 31     September 30
Decrease in net assets                                  2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $14,943,560      $51,133,227
-------------------------------------------------------------------------------
Net realized gain on investments                       4,246          161,865
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        14,947,806       51,295,092
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income
Class A                                          (14,008,224)     (45,737,713)
-------------------------------------------------------------------------------
Class B                                             (550,431)      (4,239,307)
-------------------------------------------------------------------------------
Class C                                              (25,968)        (220,931)
-------------------------------------------------------------------------------
Class M                                             (172,569)        (648,250)
-------------------------------------------------------------------------------
Class R                                                   (5)              (3)
-------------------------------------------------------------------------------
Class T                                             (186,363)        (287,023)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                      (1,137,848,768)  (1,051,366,625)
-------------------------------------------------------------------------------
Total decrease in net assets                  (1,137,844,522)  (1,051,204,760)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            5,852,081,322    6,903,286,082
-------------------------------------------------------------------------------
End of period                                 $4,714,236,800   $5,852,081,322
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          March 31
Per-share                               (Unaudited)                               Year ended September 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                      .0031           .0087           .0166           .0493           .0564           .0478
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments              -- (c)          -- (c)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .0031           .0087           .0166           .0493           .0564           .0478
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.0031)         (.0087)         (.0166)         (.0493)         (.0564)         (.0478)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.0031)         (.0087)         (.0166)         (.0493)         (.0564)         (.0478)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                    .31*            .87            1.67            5.04            5.79            4.89
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $3,908,007      $4,745,555      $5,512,532      $5,215,127      $3,780,309      $3,691,475
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .26*            .52             .50             .50             .49             .48
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .32*            .88            1.68            4.77            5.69            4.73
---------------------------------------------------------------------------------------------------------------------------------

   * Not annualized.

 (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) Includes amounts paid through expense offset arrangements (Note 2).

 (c) Amount represents less than $0.0001 per share.

     The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                         March 31
Per-share                               (Unaudited)                               Year ended September 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                      .0006           .0037           .0116           .0443           .0513           .0429
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments              -- (c)          -- (c)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .0006           .0037           .0116           .0443           .0513           .0429
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.0006)         (.0037)         (.0116)         (.0443)         (.0513)         (.0429)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.0006)         (.0037)         (.0116)         (.0443)         (.0513)         (.0429)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                    .06*            .37            1.16            4.52            5.25            4.37
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $628,713        $874,069      $1,193,459      $1,162,039        $649,826      $1,041,452
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .51*           1.02            1.00            1.00             .99             .98
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .07*            .39            1.19            4.26            5.13            4.24
---------------------------------------------------------------------------------------------------------------------------------

   * Not annualized.

 (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) Includes amounts paid through expense offset arrangements (Note 2).

 (c) Amount represents less than $0.0001 per share.

     The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                                      For the period
                                      March 31                                                                   February 1, 1999+
Per-share                           (Unaudited)                                  Year ended September             to September 30
operating performance                   2004            2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  .0006           .0037           .0116           .0444           .0513           .0284
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments          -- (c)          -- (c)          --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0006           .0037           .0116           .0444           .0513           .0284
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.0006)         (.0037)         (.0116)         (.0444)         (.0513)         (.0284)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0006)         (.0037)         (.0116)         (.0444)         (.0513)         (.0284)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                .06*            .37            1.17            4.53            5.26            2.87*
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $25,435         $61,755         $79,227         $90,226         $52,872         $17,091
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .51*           1.02            1.00            1.00             .99             .65*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .07*            .38            1.20            4.32            5.34            2.83*
----------------------------------------------------------------------------------------------------------------------------------

   * Not annualized.

   + Commencement of operations.

 (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) Includes amounts paid through expense offset arrangements (Note 2).

 (c) Amount represents less than $0.0001 per share.

     The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                          March 31
Per-share                               (Unaudited)                                Year ended September 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                      .0023           .0072           .0151           .0478           .0551           .0463
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments              -- (c)          -- (c)          --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .0023           .0072           .0151           .0478           .0551           .0463
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.0023)         (.0072)         (.0151)         (.0478)         (.0551)         (.0463)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.0023)         (.0072)         (.0151)         (.0478)         (.0551)         (.0463)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                    .23*            .72            1.52            4.89            5.65            4.73
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $56,573         $74,921        $105,938        $122,055        $114,458        $136,134
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                    .33*            .67             .65             .65             .64             .63
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .24*            .74            1.55            4.70            5.51            4.58
---------------------------------------------------------------------------------------------------------------------------------

   * Not annualized.

 (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) Includes amounts paid through expense offset arrangements (Note 2).

 (c) Amount represents less than $0.0001 per share.

     The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------------------
                                                          Six months
                                                             ended      For the period
                                                            March 31   January 21, 2003+
Per-share                                                 (Unaudited)   to September 30
=operating performance                                         2004            2003
---------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                          $1.00           $1.00
---------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------
Net investment income                                        .0015           .0025
---------------------------------------------------------------------------------------------------
Net realized gain on investments                                -- (c)          -- (c)
---------------------------------------------------------------------------------------------------
Total from
investment operations                                        .0015           .0025
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
From net
investment income                                           (.0015)         (.0025)
---------------------------------------------------------------------------------------------------
Total distributions                                         (.0015)         (.0025)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                $1.00           $1.00
---------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                                      .15*            .25*
---------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                 $28              $1
---------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                      .51*            .71*
---------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .04*            .25*
---------------------------------------------------------------------------------------------------

  * Not annualized.

  + Commencement of operations.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS T
------------------------------------------------------------------------------------------------------------------
                                                                    Six months                        For the
                                                                       ended           Year            period
                                                                     March 31          ended       Dec. 31, 2001+
Per-share                                                           (Unaudited)      Sept. 30       to Sept. 30
operating performance                                                   2004            2003            2002
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                    $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .0018           .0062           .0092
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                          -- (c)          -- (c)          --
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .0018           .0062           .0092
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.0018)         (.0062)         (.0092)
------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.0018)         (.0062)         (.0092)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                          $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                                                .18*            .62             .93*
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                       $95,481         $95,779         $12,130
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                .38*            .77             .56*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                .19*            .52             .88*
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

  + Commencement of operations.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Amount represents less than $0.0001 per share.

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
March 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a rate of current income as is believed to be consistent with preservation of capital and maintenance of liquidity. The fund pursues its objective by investing in a portfolio of high quality short-term obligations. The fund may invest up to 100% of its assets in money market instruments from the banking, personal credit and business credit industries.

The fund offers class A, class B, class C, class M, class R and class T shares. Each class of shares is sold without a front-end sales charge. Class B or class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by systematic investment plans. Class B shares, which convert to class A shares after approximately eight years, pay a higher ongoing distribution fee than class A (which does not have an approved distribution fee), class M and class T shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Shareholders who acquired class B or class C shares through an exchange are subject to the same deferred sales charge schedule as the fund from which they were exchanged. Class M and class T shares pay an ongoing distribution fee that is higher than class A shares but lower than class B, class C and class R shares and are not subject to a contingent deferred sales charge. Class R shares pay an ongoing distribution fee that is higher than class A, class M and class T shares. Class R shares are offered to qualified employee-benefit plans.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest is recorded on the accrual basis.
Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a financial reporting and tax basis is the same.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders. Distributions of realized gains, if any, are paid at least annually.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million and 0.30% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor serving agent functions to the fund. During the six months ended March 31, 2004, the fund paid PFTC $4,605,608 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2004, the fund's expenses were reduced by $96,043 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,323, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B, class C, class M, class R and class T shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.75%, 1.00%, 1.00%, 1.00%, and 0.35% of the average net assets attributable to class B, class C, class M, class R and class T shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.50%, 0.50%, 0.15%, 0.50% and 0.25% of the average net assets attributable to class B, class C, class M, class R and class T shares, respectively.

For the six months ended March 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $5,959,424 and $36,927 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% for class A and class T shares, and 0.15% for class M shares may be assessed on certain redemptions. For the six months ended March 31, 2004, Putnam Retail Management, acting as underwriter, received no monies in contingent deferred sales charges from redemptions of class A, class T or class M shares acquired through an exchange from another fund.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2004, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $19,711,712,784 and $20,906,037,154, respectively.

Note 4
Capital shares

At March 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                              Six months ended        Year ended
                                     March 31,     September 30,
                                          2004              2003
----------------------------------------------------------------
Class A
----------------------------------------------------------------
Shares sold                      2,335,119,197     4,838,754,924
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                    13,129,918        44,288,887
----------------------------------------------------------------
                                 2,348,249,115     4,883,043,811

Shares repurchased              (3,185,738,296)  (5,650,184,351)
----------------------------------------------------------------
Net decrease                      (837,489,181)     (767,140,540)
----------------------------------------------------------------

                              Six months ended        Year ended
                                     March 31,     September 30,
                                          2004              2003
----------------------------------------------------------------
Class B
----------------------------------------------------------------
Shares sold                        565,291,302       744,531,708
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       444,881         3,895,813
----------------------------------------------------------------
                                   565,736,183       748,427,521

Shares repurchased                (811,150,471)  (1,067,816,748)
----------------------------------------------------------------
Net decrease                      (245,414,288)     (319,389,227)
----------------------------------------------------------------

                              Six months ended        Year ended
                                     March 31,     September 30,
                                          2004              2003
----------------------------------------------------------------
Class C
----------------------------------------------------------------
Shares sold                         59,911,172       188,630,840
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        19,591           203,687
----------------------------------------------------------------
                                    59,930,763       188,834,527

Shares repurchased                 (96,251,126)     (206,305,804)
----------------------------------------------------------------
Net decrease                       (36,320,363)      (17,471,277)
----------------------------------------------------------------

                              Six months ended        Year ended
                                     March 31,     September 30,
                                          2004              2003
----------------------------------------------------------------
Class M
----------------------------------------------------------------
Shares sold                         55,998,247        88,896,695
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       157,185           616,202
----------------------------------------------------------------
                                    56,155,432        89,512,897

Shares repurchased                 (74,507,537)     (120,526,766)
----------------------------------------------------------------
Net decrease                       (18,352,105)      (31,013,869)
----------------------------------------------------------------

                                                  For the period
                                                   Jan. 21, 2003
                              Six months ended     (commencement
                                     March 31, of operations) to
                                          2004    Sept. 30, 2003
----------------------------------------------------------------
Class R
----------------------------------------------------------------
Shares sold                             27,507             1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             4                 3
----------------------------------------------------------------
                                        27,511             1,003

Shares repurchased                        (872)               --
----------------------------------------------------------------
Net increase                            26,639             1,003
----------------------------------------------------------------

                              Six months ended       Year ended
                                     March 31,     September 30,
                                          2004              2003
----------------------------------------------------------------
Class T
----------------------------------------------------------------
Shares sold                         44,314,403       119,422,469
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       177,502           277,295
----------------------------------------------------------------
                                    44,491,905       119,699,764

Shares repurchased                 (44,791,375)      (36,052,479)
----------------------------------------------------------------
Net increase
(decrease)                            (299,470)       83,647,285
----------------------------------------------------------------

At March 31, 2004, Putnam, LLC owned 1,004 class R shares of the fund (3.6% of class R shares outstanding), valued at $1,004.


Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended March 31, 2004, Putnam Management has assumed $72,508 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

Note 6
Other matters

During the period, Putnam Management discovered that, in 2002, certain Putnam Fiduciary Trust Company ("PFTC") employees circumvented controls, which led to an inappropriate redemption from an account in the fund to pay certain expenses of PFTC. PFTC has (i) made restitution to the account; (ii) implemented a number of personnel changes, including senior personnel of PFTC; (iii) begun to implement changes in procedures to address this issue; and (iv) informed the SEC, bank regulatory authorities, the fund's Trustees and independent auditors for each of PFTC and the fund.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund+*
High Yield Trust*
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund++
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund++
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

With the exception of money market funds, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal Executive Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA039-213208  010/879/2LY/534/210/2XR  5/04


Not FDIC Insured    May Lose Value    No Bank Guarantee


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2004